OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
Payables And Accruals [Abstract]
OTHER LONG-TERM LIABILITIES

8.    OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of the following (in thousands):

	December 31,
	2011	2012
Customer amounts on deposit	$7,492	$8,481
Liability for uncertain tax positions	11,050	9,966
Other miscellaneous liabilities	3,984	5,270

	$22,526	$23,717